LICENSE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
LICENSE

6. LICENSE

On June 24, 2014, Tiziana entered into an exclusive license agreement with IEO/University of Milan, pursuant to which it obtained a worldwide, royalty-bearing, exclusive license under certain patents and a worldwide, royalty-bearing, non-exclusive license under certain know-how, respectively, of IEO/University of Milan to develop and commercialize licensed products in connection with a multi-gene prognostic tool. This license was assigned to the Company pursuant to the terms of the acquisition of StemprintER as noted in Note 3.

The license provides for full control and authority over the research, development and commercialization of licensed products and are required to use commercially reasonable efforts in connection with the development and commercialization of the licensed products.

For the term of the license, the following milestone payments are required to be made (converted from EUROS to USD using exchange rate of €1:$1.0176)

●	€50,000 ($50,880) within 30 days of completion of development of a commercial test;
●	€100,000 ($101,760) within 30 days of the first commercial sale of a licensed product; and
●	€150,000 ($152,640) within 30 days of first regulatory approval in the U.S. or any other major market.

Tiziana was also required, as licensee prior to the assignment to us of the License, to fund €50,000 ($50,880) per year for sponsored research for up to four years from the effective date of the license (2014-2018), subject to certain conditions. The license also requires payment for all ongoing patent prosecution and maintenance costs and for the royalty term (until the expiration of the last claim in an issued, unexpired patent within the licensed patents or a claim that has not been pending more than four years which covers the sale of such licensed product or service in such country) a royalty of 1.5% on net sales of licensed products and services (and a 15% royalty of sub-license revenues for each country for the term of the license). The license agreement may be terminated at any time on 30 days’ notice and either party may terminate the license by written notice for a material payment breach or any other material breach, subject to 45-day and 120-day periods, respectively. Absent early termination, the license will remain in effect, on a product by product and country by country basis, until the date on which the patents and patent applications expire. The license may also be terminated in the case of insolvency.

For the three and nine months ended September 30, 2022 and 2021, the Company did not recognize any expense related to this license agreement.

4. LICENSE

On June 24, 2014, Tiziana entered into an exclusive license agreement with IEO/University of Milan, pursuant to which it obtained a worldwide, royalty-bearing, exclusive license under certain patents and a worldwide, royalty-bearing, non-exclusive license under certain know-how, respectively, of IEO/University of Milan to develop and commercialize licensed products in connection with a multi-gene prognostic tool. This license was assigned to the Company pursuant to the terms of the acquisition of StemprintER as noted in Note 3.

The license provides for full control and authority over the research, development and commercialization of licensed products and are required to use commercially reasonable efforts in connection with the development and commercialization of the licensed products. Following completion of the research plan, the following various diligence requirements must be met:

For the term of the license, the following milestone payments were required to be made (converted from EUROS to USD using exchange rate of €1:$1.1324)

●	€50,000 ($56,620) within 30 days of completion of development of a commercial test;
●	€100,000 ($113,240) within 30 days of the first commercial sale of a licensed product; and
●	€150,000 ($169,860) within 30 days of first regulatory approval in the U.S. or any other major market.

Tiziana was also required, as licensee prior to the assignment to us of the License, to fund €50,000 ($56,620) per year for sponsored research for up to four years from the effective date of the license (2014-2018), subject to certain conditions. The license also requires payment for all ongoing patent prosecution and maintenance costs and for the royalty term (until the expiration of the last claim in an issued, unexpired patent within the licensed patents or a claim that has not been pending more than four years which covers the sale of such licensed product or service in such country) a royalty of 1.5% on net sales of licensed products and services (and a 15% royalty of sub-license revenues for each country for the term of the license). The license agreement may be terminated at any time on 30 days’ notice and either party may terminate the license by written notice for a material payment breach or any other material breach, subject to 45-day and 120-day periods, respectively. Absent early termination, the license will remain in effect, on a product by product and country by country basis, until the date on which the patents and patent applications expire. The license may also be terminated in the case of insolvency.

For the period ended December 31, 2021 and year ended December 31, 2021, the Company recognized $0 and $0 in expenses related to this license agreement.